Silent Partnerships (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€) € / shares	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)
Silent Partnerships [Line Items]
Agreed to lend a total							$ 57,071	€ 50,000	$ 343,830	€ 300,000
Percentage of agreed to lend a total							3.50%	3.50%	8.00%	8.00%
Repayment date							June 30, 2025	June 30, 2025	January 2023	January 2023
Interest per annum on the loans							3.50%	3.50%	8.00%	8.00%
Percentage of option to demand an additional payment	8.50%	8.50%							8.00%	8.00%
Initial fair value of SPAs determined	$ 85,440	€ 772,568			$ 185,229	€ 156,549			$ 332,254	€ 289,900
Estimated effective interest rate	11.50%	11.50%			11.50%	11.50%			11.50%	11.50%
Percentage of difference between face value and fair value of the SPAs					3.00%	3.00%
Difference between face value and fair value of the SPAs					$ 51,410	€ 43,451
Percentage of initial fair value of SPAs received					3.00%	3.00%
Convertible to common shares percentage							3.50%	3.50%
Percentage of SPAs determined to be a financial instrument							3.50%	3.50%
Percentage of principal amount of the SPAs							3.50%	3.50%
Percentage of SPAs	8.50%	8.50%
Repayment of loans	$ 408,496	€ 398,634
Loans maturity date	December 31, 2025	December 31, 2025
Interest per annum on the loans	8.50%	8.50%
Percentage of principal of loans	30.00%	30.00%							30.00%	30.00%
Percentage of initial fair value of SPAs determined	8.50%	8.50%							8.00%	8.00%
Lenders contribution	$ 775,183	€ 676,366
Shares acquired (in Shares) | shares	27,752	27,752
SPAs extinguished							$ 99,527	€ 80,000
Percentage of SPAs extinguished							8.50%	8.50%
Repayment of SPAs	$ 161,010	€ 150,000
Carrying value	220,784	€ 200,000	$ 462,252		$ 498,972
SPAs owing to major shareholders (in Dollars) | $	$ 271,354
Percentage of SPAs owing to major shareholders	8.50%	8.50%	8.50%	8.50%
Loan due | €		€ 200,000
Loans due date	Dec. 31, 2025	Dec. 31, 2025
Contribution amount			$ 375,445	€ 350,000
Bottom of range [Member]
Silent Partnerships [Line Items]
Loan due | $			$ 150,000
Loans due date			Jun. 30, 2023	Jun. 30, 2023
Top of range [Member]
Silent Partnerships [Line Items]
Loan due | €				€ 200,000
Loans due date			Dec. 31, 2025	Dec. 31, 2025
Silent Partnership Agreements [Member]
Silent Partnerships [Line Items]
Agreed to lend a total							$ 341,740	€ 299,400
Percentage of agreed to lend a total							3.00%	3.00%
Repayment date							December 31, 2025	December 31, 2025
Interest per annum on the loans							3.00%	3.00%
Net income percent	1.66%	1.66%					3.00%	3.00%	1.95%	1.95%
Percentage of option to demand an additional payment							3.00%	3.00%
Final remuneration percentage							15.00%	15.00%
Percentage of SPAs received							3.00%	3.00%
Percentage of initial fair value of SPAs							3.00%	3.00%
Initial fair value of SPAs determined					$ 272,136	€ 230,000	$ 248,966	€ 218,120
Estimated effective interest rate					11.50%	11.50%	11.50%	11.50%
Percentage of difference between face value and fair value of the SPAs							3.00%	3.00%
Difference between face value and fair value of the SPAs							$ (92,774)	€ 81,280
Remaining amount received					$ (236,640)	€ 200,000
Percentage of initial fair value of SPAs received					3.00%	3.00%
Convertible common shares per share (in Euro per share) | € / shares								€ 1
Agreements loans	$ 915,383	€ 798,694
Percentage of SPAs	8.50%	8.50%
Repayment of loans	$ 409,859	€ 400,000
Related Party Transaction [Member]
Silent Partnerships [Line Items]
Net income percent							0.50%	0.50%
Percentage of SPAs	8.50%	8.50%